ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Subsidiaries

As of December 31, 2014, the Company’s subsidiaries included the following entities:

Name of subsidiary	Date of incorporation/ establishment/ acquisition	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities
Hanwha SolarOne Investment Holding Ltd. (“SolarOne Investment”)	May 17, 2006	British Virgin Islands	100%	Investment holding

Hanwha SolarOne Hong Kong Limited (“SolarOne HK”)	May 16, 2007	Hong Kong	100%	Investment holding and international procurements/sales

Hanwha SolarOne U.S.A. Inc. (“SolarOne USA”)	September 18, 2007	United States of America	100%	Sales in USA

Hanwha SolarOne GmbH (“SolarOne GmbH”)	February 14, 2008	Germany	100%	International sales

Solar Canada	April 26, 2012	Canada	100%	International sales

Solar Australia	May 1, 2012	Australia	100%	International sales

Hanwha SolarOne (Qidong) Co., Ltd. (“SolarOne Qidong”)	August 27, 2004	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Hanwha SolarOne (Shanghai) Co., Ltd. (“SolarOne Shanghai”) (previously known as Shanghai Linyang Solar Technology Co., Ltd.)	March 29, 2006	PRC	100%	Sales of PV products to PRC customers

Hanwha Solar Engineering Research and Development Center Co., Ltd. (“Solar R&D”)	April 9, 2007	PRC	100%	Research and development

Hanwha SolarOne Technology Co., Ltd. (“SolarOne Technology”)	July 31, 2007	PRC	100%	Manufacturing of silicon ingots and wafers

Hanwha Solar Electric Power Engineering Co., Ltd. (“Solar Engineering”)	May 25, 2010	PRC	100%	Provision of solar system integration services in the PRC and sales of PV products

Nantong Hanwha Import & Export Co., Ltd.(“Nantong I&E”)	April 15, 2011	PRC	100%	Import and export business
Hanwha SolarOne (Nantong) Co., Ltd. (“SolarOne Nantong”)	April 15, 2011	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Nantong Tech	July 8, 2013	PRC	100%	Provision of solar system integration services in the PRC

SolarOne Wuxi	November 28, 2014	PRC	100%	Provision of solar system integration services in the PRC

Solar Global	December 19, 2014	Korea	100%	Manufacturing and sale of PV products